Allowance for Doubtful Accounts (Detail) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	$ 301	$ 336	$ 389
Charged to costs and other	77	16	4
Write-offs	(43)	(51)	(57)
Balance, end of period	$ 335	$ 301	$ 336